Offerings	Jun. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 20,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762,000.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-296395), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class C Capital Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 20,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762,000.00
Offering Note	See Note 1.